SHARE CAPITAL (Details Narrative) - USD ($)	3 Months Ended												12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock shares authorized	10,000,000				10,000,000				10,000,000				10,000,000	10,000,000	10,000,000
Volatility														370.90%	319.60%
Risk-free rate														1.74%	0.56%
Minimum [Member]
Volatility													382.60%
Risk-free rate													3.60%
Maximum [Member]
Volatility													385.80%
Risk-free rate													4.40%
Deemed Dividends Related To Issuance Of Warrants Member
Fair value of share issued								$ 780	$ 19,267	$ 5,000	$ 61,664
Stock price								$ 0.01	$ 0.01	$ 0.01
Volatility								368.50%		348.60%
Dividend rate								0.00%	0.00%	0.00%	0.00%
Stock option term								5 years	5 years	5 years	5 years
Risk-free rate								1.62%		0.96%	0.39%
Exercise price								$ 0.025	$ 0.03	$ 0.03	$ 0.03
Granted number of warrant								60,000	1,926,666	500,000	6,560,000
Deemed Dividends Related To Issuance Of Warrants Member | Minimum [Member]
Stock price											$ 0.007
Volatility									362.40%		318.60%
Risk-free rate									1.05%
Deemed Dividends Related To Issuance Of Warrants Member | Maximum [Member]
Stock price											$ 0.01
Volatility									394.80%		319.10%
Risk-free rate									1.18%
Common Share Or Warrants Member | Private Placement Member
Number of common stock sold	27,850,000	12,960,000	12,520,000	11,800,000	4,150,000	16,830,000	13,030,000	11,630,000	6,380,000	11,550,000	14,635,000	7,450,000
Warrant outstanding													222,395,667
Weighted average exercise price													$ 0.03
Weighted average contract life													2 years 8 months 26 days
Proceeds from sale of common stock	$ 278,500	$ 129,600	$ 125,200	$ 118,000	$ 41,500	$ 168,300	$ 130,300	$ 116,300	$ 63,900	$ 115,500	$ 146,350	$ 73,500
Aggregate intrinsic value													$ 0
Class A Preferred Stock Member
Preferred stock shares authorized	10,000,000												10,000,000
Common Share Or Warrants Member | Compensation for services
Issue of common stock	3,200,000	4,305,000	2,450,000	1,200,000		2,500,000	6,120,000	1,120,000	840,000	2,300,000		1,300,000
Fair value of share issued	$ 32,000	$ 43,050	$ 24,500	$ 12,000		$ 25,000	$ 61,200	$ 11,200	$ 8,400	$ 23,000		$ 26,000